Note 10 - Stockholders' Deficit - Preferred Shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Dividends	$ 6,530	$ 2,206
Liquidation preference	45,569	16,205
Series C Convertible Voting Preferred Stock [Member]
Dividends	3,510	2,206
Liquidation preference	19,715	16,205
Series D Convertible Voting Preferred Stock [Member]
Dividends	2,698	0
Liquidation preference	19,535	0
Series E Convertible Voting Preferred Stock [Member]
Dividends	322	0
Liquidation preference	$ 6,319	$ 0